Net Operating Losses	6 Months Ended
Jun. 30, 2012
Net Operating Losses
Net Operating Losses
NOTE 5–NET OPERATING LOSSES

As of June 30, 2012, the Company has a net operating loss carry-forward of approximately $2,100, which will expire 20 years from the date the loss was incurred.